Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage servicing rights:
Carrying amount, net, beginning of year	$ 9,013	$ 7,763	$ 9,301
Additions	1,026	2,436	3,399
Amortization	(1,631)	(2,479)	(3,634)
Change in valuation allowance	205	1,293	(1,303)
Carrying amount, net, end of year	8,613	9,013	7,763
Valuation allowance:
Beginning of year	1,031	2,324	1,021
Change in valuation allowance	(205)	(1,293)	1,303
End of year	$ 826	$ 1,031	$ 2,324